Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Details) - Designated as hedging instruments - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Cross currency swaps, included component
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, net investment hedges	$ 131	$ 43	$ 18
Cross currency swaps, excluded component
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, net investment hedges	(1)	1	0
Foreign currency zero cost collars
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	1	(1)	(12)
Gains (losses) reclassified from AOCI, cash flow hedges	1	1	1
Foreign currency forwards
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	53	0	0
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	6	3	6
Gains (losses) reclassified from AOCI, cash flow hedges	(6)	(7)	(10)
Cross currency swaps, interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized on derivative instruments (amount excluded from effectiveness testing – net investment hedges)	$ 12	$ 23	$ 0